N-4	May 01, 2024 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	TIAA-CREF LIFE SEPARATE ACCOUNT VA-1
Entity Central Index Key	0001067490
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2023
Amendment Flag	false
Fees and Expenses [Text Block]
IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

	FEES AND EXPENSES	Location in Prospectus
Charges for Early Withdrawals	None	Contract Options
Transaction Charges	None	Changing Investment Accounts and Income Change Methods

Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year
, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year
based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract 1	0.60%	0.60%	The Contract Charges
	Investment Options (Underlying Fund fees and expenses) 2	0.08%	0.60%	Other Charges and Expenses Appendix A—Funds Available Under the Contract
	Optional benefits available for an additional charge (for single optional benefit, if elected) 3	None	None	Benefits Available Under the Contract
	1 Deducted daily as a percentage of average account value. 2 As a percentage of net assets. 3 There are no optional benefits available under the Contract.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year
, based on current charges. This estimate assumes that you do not take withdrawals from the Contract.

Lowest Annual Cost: $695	Highest Annual Cost: $1,879

Assumes:

•
   Investment of $100,000

•
   5% annual appreciation

•
   Least expensive underlying fund fees and expenses

•
   No optional benefits

•
   No sales charges

•
   No additional purchase payments, transfers or withdrawals

Assumes:

•
   Investment of $100,000

•
   5% annual appreciation

•
   Most expensive combination of underlying fund fees and expenses

•
   No optional benefits
2

•
   No sales charges

•
   No additional purchase payments, transfers or withdrawals

There are no optional benefits available under the Contract.

Charges for Early Withdrawals [Text Block]	None
Transaction Charges [Text Block]	None
Ongoing Fees and Expenses [Table Text Block]

Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year
, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year
based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract 1	0.60%	0.60%	The Contract Charges
	Investment Options (Underlying Fund fees and expenses) 2	0.08%	0.60%	Other Charges and Expenses Appendix A—Funds Available Under the Contract
	Optional benefits available for an additional charge (for single optional benefit, if elected) 3	None	None	Benefits Available Under the Contract
	1 Deducted daily as a percentage of average account value. 2 As a percentage of net assets. 3 There are no optional benefits available under the Contract.

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.60%	[1]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.60%	[1]
Base Contract (N-4) Footnotes [Text Block]	Deducted daily as a percentage of average account value.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.08%	[2]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	0.60%	[2]
Investment Options Footnotes [Text Block]	As a percentage of net assets.
Optional Benefits Minimum [Percent]	0.00%	[3]
Optional Benefits Maximum [Percent]	0.00%	[3]
Optional Benefits Footnotes [Text Block]	There are no optional benefits available under the Contract.
Lowest and Highest Annual Cost [Table Text Block]

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year
, based on current charges. This estimate assumes that you do not take withdrawals from the Contract.

Lowest Annual Cost: $695	Highest Annual Cost: $1,879

Assumes:

•
   Investment of $100,000

•
   5% annual appreciation

•
   Least expensive underlying fund fees and expenses

•
   No optional benefits

•
   No sales charges

•
   No additional purchase payments, transfers or withdrawals

Assumes:

•
   Investment of $100,000

•
   5% annual appreciation

•
   Most expensive combination of underlying fund fees and expenses

•
   No optional benefits
2

•
   No sales charges

•
   No additional purchase payments, transfers or withdrawals

There are no optional benefits available under the Contract.

Lowest Annual Cost [Dollars]	$ 695
Highest Annual Cost [Dollars]	$ 1,879
Risks [Table Text Block]

	RISKS	Location in Prospectus
Risk of Loss	• You can lose money by investing in your Contract, including loss of principal.	Principal Risks of Investing In the Contract
Not a Short-Term Investment	• The Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.	Principal Risks of Investing In the Contract
Risks Associated with Investment Options
•
   An investment in the Contract is subject to the risk of poor investment performance. Performance can vary depending on the performance of the investment options that you choose under the Contract (e.g., underlying funds).

•
   Each investment option (including any fixed account investment option) has its own unique risks.

•
   You should review the investment options before making an investment decision.
Principal Risks of Investing In the Contract
Insurance Company Risks
•
   An investment in the Contract is subject to risks related to TIAA Life, and any obligations, guarantees or benefits of the Contract are subject to TIAA Life’s claims-paying ability. More information about TIAA Life, including its financial strength ratings, is available upon request by visiting our website at: tiaa.org/public/.
Principal Risks of Investing In the Contract

Investment Restrictions [Text Block]
•
   We have adopted policies and procedures to discourage market timing and frequent transaction activity.

•
   We have limited the number of transfers and exchanges permitted into or out of an investment account.

•
   We reserve the right to add or close investment accounts, substitute another fund or other investment vehicles or combine investment accounts.

Optional Benefit Restrictions [Text Block]	• There are no optional benefits associated with the Contract.
Tax Implications [Text Block]
•
   You should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the Contract.

•
   Generally, you are not taxed until you begin receiving income payments from the income option you selected under Contract.

•
   Income payments you receive from the income option you selected will be subject to ordinary income tax and may be subject to tax penalties if taken before age 59
1
⁄
2
.

•
   Premium taxes may apply.

Investment Professional Compensation [Text Block]
•
	Your investment professional may receive compensation for selling this Contract to you, in the form of an additional cash benefit (e.g., a bonus). Accordingly, your investment professional may have a financial incentive to offer or recommend this Contract over another investment.
Exchanges [Text Block]
•
	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new contract rather than continue to own the existing contract.
Item 4. Fee Table [Text Block]
Fee and Expense Tables
The following tables describe the fees and expenses that you will pay when buying and owning the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract or transfer Contract value between investment options. State premium taxes may also be deducted.
Transaction Expenses

Charge

Sales Load Imposed on Purchases (as a percentage of premiums)	None

Deferred Sales Load (or Surrender Charge) (as a percentage of premiums or amount surrendered, as applicable)	None

Exchange Fee	None
The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Fund fees and expenses).
Annual Contract Expenses

Charge

Administrative Expenses	None

Base Contract Expenses (as a percentage of average account value) without waiver	1.20%

Base Contract Expenses (as a percentage of average account value) with waiver 1	0.60%

1.	TIAA Life has waived 0.60% of the Mortality and Expense Risk Charge, which reduces the Total Annual Base Contract Expenses to 0.60%. TIAA Life will provide at least three months’ notice to you before it raises these charges above 0.60%.
The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. A complete list of the Funds available under the Contract, including their annual expenses, may be found in this prospectus under: Appendix A—“Funds Available Under The Contract”.
Annual Fund Expenses

	Minimum	Maximum
Expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses (before fee waiver/expense reimbursements)	0.08%	0.65%
Expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses (after fee waiver/expense reimbursements 1 )	0.08%	0.60%

1
Certain Funds, including the Fund with the maximum total annual fund operating expenses (before fee waiver/expense reimbursements), are subject to an expense reimbursement arrangement between such Fund and the investment adviser, which is expected to continue until at least April 30, 2025.

These Examples are presented to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses, and Annual Fund Expenses.
These Examples assume a male, age 65 has elected to receive income payments beginning in year 1. The first Example represents $100,000 invested in a Contract with a life income option and a
10-year
guarantee, and the second Example represents $100,000 invested in a Contract with a life income option and a
20-year
guarantee, for the time periods indicated. Each Example also assumes a 5% return each year, assumes the most expensive Annual Fund Expenses and the least expensive Annual Fund Expenses, and assumes no elected optional benefits. A surrender option is not available under the Contract. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:
Example 1:

Your Cost of Investing in the Contract 1, 2
	1 Year	3 Years	5 Years	10 Years
Lifetime Income with 10 Year Guarantee Period
Maximum Fund Expenses	$1,845	$5,315	$8,482	$15,001
Minimum Fund Expenses	$1,312	$3,800	$6,097	$10,920

1	This Example used the maximum contractual Annual Base Contract Charge (administrative expense charge and mortality and expense risk charge) of 1.20%.
2	A surrender option and optional benefits are not available under the Contract.
Example 2:

Your Cost of Investing in the Contract 1, 2
	1 Year	3 Years	5 Years	10 Years
Lifetime Income with 20 Year Guarantee Period .
Maximum Fund Expenses	$1,845	$5,350	$8,600	$15,554
Minimum Fund Expenses	$1,312	$3,825	$6,182	$11,324
1	This Example used the maximum contractual Annual Base Contract Charge (administrative expense charge and mortality and expense risk charge) of 1.20%.
2	A surrender option and optional benefits are not available under the Contract.

Transaction Expenses [Table Text Block]
Transaction Expenses

Charge

Sales Load Imposed on Purchases (as a percentage of premiums)	None

Deferred Sales Load (or Surrender Charge) (as a percentage of premiums or amount surrendered, as applicable)	None

Exchange Fee	None

Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	0.00%
Exchange Fee (of Other Amount), Current [Percent]	0.00%
Annual Contract Expenses [Table Text Block]
Annual Contract Expenses

Charge

Administrative Expenses	None

Base Contract Expenses (as a percentage of average account value) without waiver	1.20%

Base Contract Expenses (as a percentage of average account value) with waiver 1	0.60%

1.	TIAA Life has waived 0.60% of the Mortality and Expense Risk Charge, which reduces the Total Annual Base Contract Expenses to 0.60%. TIAA Life will provide at least three months’ notice to you before it raises these charges above 0.60%.

Administrative Expense, Current [Dollars]	$ 0
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Annual Portfolio Company Expenses [Table Text Block]
The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. A complete list of the Funds available under the Contract, including their annual expenses, may be found in this prospectus under: Appendix A—“Funds Available Under The Contract”.
Annual Fund Expenses

	Minimum	Maximum
Expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses (before fee waiver/expense reimbursements)	0.08%	0.65%
Expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses (after fee waiver/expense reimbursements 1 )	0.08%	0.60%

1
Certain Funds, including the Fund with the maximum total annual fund operating expenses (before fee waiver/expense reimbursements), are subject to an expense reimbursement arrangement between such Fund and the investment adviser, which is expected to continue until at least April 30, 2025.

Annuitize Example [Table Text Block]
These Examples assume a male, age 65 has elected to receive income payments beginning in year 1. The first Example represents $100,000 invested in a Contract with a life income option and a
10-year
guarantee, and the second Example represents $100,000 invested in a Contract with a life income option and a
20-year
guarantee, for the time periods indicated. Each Example also assumes a 5% return each year, assumes the most expensive Annual Fund Expenses and the least expensive Annual Fund Expenses, and assumes no elected optional benefits. A surrender option is not available under the Contract. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:
Example 1:

Your Cost of Investing in the Contract 1, 2
	1 Year	3 Years	5 Years	10 Years
Lifetime Income with 10 Year Guarantee Period
Maximum Fund Expenses	$1,845	$5,315	$8,482	$15,001
Minimum Fund Expenses	$1,312	$3,800	$6,097	$10,920

1	This Example used the maximum contractual Annual Base Contract Charge (administrative expense charge and mortality and expense risk charge) of 1.20%.
2	A surrender option and optional benefits are not available under the Contract.
Example 2:

Your Cost of Investing in the Contract 1, 2
	1 Year	3 Years	5 Years	10 Years
Lifetime Income with 20 Year Guarantee Period .
Maximum Fund Expenses	$1,845	$5,350	$8,600	$15,554
Minimum Fund Expenses	$1,312	$3,825	$6,182	$11,324
1	This Example used the maximum contractual Annual Base Contract Charge (administrative expense charge and mortality and expense risk charge) of 1.20%.
2	A surrender option and optional benefits are not available under the Contract.

No Surrender Example [Table Text Block]
These Examples assume a male, age 65 has elected to receive income payments beginning in year 1. The first Example represents $100,000 invested in a Contract with a life income option and a
10-year
guarantee, and the second Example represents $100,000 invested in a Contract with a life income option and a
20-year
guarantee, for the time periods indicated. Each Example also assumes a 5% return each year, assumes the most expensive Annual Fund Expenses and the least expensive Annual Fund Expenses, and assumes no elected optional benefits. A surrender option is not available under the Contract. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:
Example 1:

Your Cost of Investing in the Contract 1, 2
	1 Year	3 Years	5 Years	10 Years
Lifetime Income with 10 Year Guarantee Period
Maximum Fund Expenses	$1,845	$5,315	$8,482	$15,001
Minimum Fund Expenses	$1,312	$3,800	$6,097	$10,920

1	This Example used the maximum contractual Annual Base Contract Charge (administrative expense charge and mortality and expense risk charge) of 1.20%.
2	A surrender option and optional benefits are not available under the Contract.
Example 2:

Your Cost of Investing in the Contract 1, 2
	1 Year	3 Years	5 Years	10 Years
Lifetime Income with 20 Year Guarantee Period .
Maximum Fund Expenses	$1,845	$5,350	$8,600	$15,554
Minimum Fund Expenses	$1,312	$3,825	$6,182	$11,324
1	This Example used the maximum contractual Annual Base Contract Charge (administrative expense charge and mortality and expense risk charge) of 1.20%.
2	A surrender option and optional benefits are not available under the Contract.

Item 5. Principal Risks [Table Text Block]
PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Investing in the Contract involves risks. The following are the principal risks of an investment in the Contract. You should carefully consider the below risks in addition to the other information contained in this prospectus. Additional risks and details regarding various risk and benefits of investing in the Contract are described in relevant sections of this prospectus. The Contract may be subject to additional risks other than those identified and described in the prospectus.
Risk of Loss.
The Contract is subject to market risk (the risk that your investments and income payments may decline in value or underperform your expectations). As a result, you can lose money by investing in the Contract, including loss of principal. An investment in the Contract is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Not a Short-Term Investment.
This Contract is not appropriate as a short-term investment. It is also not appropriate for an investor who needs ready access to cash, since as a single premium annuity there is no accumulation phase. Generally, there is no opportunity to withdraw from your account value other than through selecting an income option or under, certain circumstances, opting for a commuted value lump sum payout under a guaranteed period annuity or fixed-period annuity (see, below “Receiving a
Lump-Sum
Payment”). The Contract is intended to provide income for a specific time period or for the life of an annuitant. The benefits of tax deferral also mean the Contract is more beneficial to investors with a long time horizon.
Investment Risk.
As with all variable annuities, an investment in the Contract is subject to the risk of poor investment performance of the underlying funds. Performance can vary depending on the performance of the underlying funds you selected available under the Contract. You bear the risk of any decline in the account balance of your Contract resulting from the performance of the underlying funds you have chosen. Your account value could decline significantly, and there is a risk of loss of the entire amount invested. You should review these investment options before making an investment decision.
Each investment option will have its own unique risks. We do not provide any investment advice and do not recommend or endorse any particular underlying fund. We do not guarantee the investment performance of the separate account or the underlying funds, and you bear the entire investment risk. Information regarding the Funds available under your Contract is provided below in this prospectus and in “Appendix A—Funds Available Under The Contract”.
Risks Associated with TIAA Life.
An investment in the Contract is subject to risks related to TIAA Life and any obligations, guarantees or benefits of the Contract are subject to TIAA Life’s financial strength and claims-paying ability. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet the contractual obligations of our general account. In order to meet our claims-paying obligations, we monitor our reserves so that we hold amounts required under state law to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product. Information about TIAA Life, including its financial strength ratings is available by visiting our website at tiaa.org/public/.
Possible Adverse Tax Consequences.
Tax considerations associated with the Contract can vary and can be complicated. Adverse tax consequences may result if contributions, distributions, and other transactions with respect to the contract are not made or effected in compliance with the law. We cannot provide detailed information on all tax aspects of the Contract. Moreover, the tax aspects that apply to a particular person’s Contract may vary depending on the facts applicable to that person and state of residence. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. We cannot predict what, if any, legislation will be proposed or enacted. Before making contributions to your Contract or taking other action related to your Contract, you should consult with a qualified tax advisor to determine the tax implications of an investment in, and payments received under, the Contract.
Risks Related to Cybersecurity and Other Business Continuity Risks.
With the increased use of connected technologies such as the Internet to conduct business, the Separate Account and its service providers (including, but not limited to, TIAA, TC Services, and financial intermediaries) are susceptible to cybersecurity risks. In general, cybersecurity attacks can result from infection by computer viruses or other malicious software or from deliberate actions or unintentional events, including gaining unauthorized access through “hacking” or other means to digital systems, networks, or devices that are used to service the Separate Account’s operations in order to misappropriate assets or sensitive information, corrupt data, or cause operational disruption. Cybersecurity attacks can also be carried out in a manner that does not require gaining unauthorized access, including by carrying out a
“denial-of-
service” attack on the Separate Account or its service providers. In addition, authorized persons could inadvertently or intentionally release and possibly destroy confidential or proprietary information stored on the Separate Account’s systems or the systems of its service providers.
Cybersecurity failures by us or any of our service providers, the Underlying Funds, or the issuers of securities in which the Underlying Funds invest, have the ability to result in disruptions and to impact business operations, and may adversely affect the Separate Account and the value of your Accumulation Units. Such disruptions or impacts may result in: financial losses, interference with our processing of contract transactions, including the processing of orders from TIAA’s website or with the Underlying Funds; interfere with the Separate Account’s ability to calculate unit values; barriers to trading and order processing; your inability to transact business with us; violations of applicable federal and state privacy or other laws, regulatory fines, litigation, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. The Separate Account and its service providers may also maintain sensitive information (including relating to personally identifiable information of investors) and a cybersecurity breach may cause such information to be lost, improperly accessed, used or disclosed. The Separate Account may incur additional, incremental costs to prevent and mitigate the risks of cybersecurity attacks or incidents in the future. The Separate Account and its contract owners could be negatively impacted by such cybersecurity attacks or incidents. Although the Separate Account has established business continuity plans and risk-based processes and controls to address such cybersecurity risks, there are inherent limitations in such plans and systems in part due to the evolving nature of technology and cybersecurity attack tactics. As a result, it is possible that the Separate Account or the Separate Account’s service providers will not be able to adequately identify or prepare for all cybersecurity attacks. In addition, the Separate Account cannot directly control the cybersecurity plans or systems implemented by its service providers.
In early November 2023, Infosys McCamish Systems LLC (“IMS”)—a TIAA and TIAA Life administrative support service provider—experienced a systems outage due to a cybersecurity incident in which an unauthorized party gained access to its systems and data. The outage caused the temporary suspension of our ability to process contract transactions and the shutdown of our self-service online systems. Our ability to process contract transactions was restored on December 8, 2023, and our self-service online systems were restored later in the month. Upon learning of the attack, we took immediate action to disconnect our systems from IMS to protect our environment from potential threat and the appropriate regulatory authorities were notified. Throughout this time period, unit values for the Separate Account continued to be calculated. Prior to restoring our operations, TIAA received confirmation that the IMS environment was clean from malware. After transaction processing was restored, pending contract transactions were processed as of the date on which they were received in good order. IMS continues to investigate the attack, including the extent to which personal information may have been improperly accessed or otherwise compromised. We remain in regular contact with IMS as this investigation continues and have sent voluntary notices to potentially impacted individuals informing them that IMS has offered them identity theft protection services. We do not believe that this incident will have any future impact on our administration of the Contract.
Other disruptive events, including, but not limited to, natural disasters, terrorism, or public health or pandemic crises (such as the
COVID-19
pandemic from late
2019-mid-2022),
may adversely affect our ability to conduct
business. Such adverse effects may include the inability of TIAA’s employees, or the employees of its affiliates and service providers, to perform their responsibilities as a result of any such event. Any resulting disruptions to the Separate Account’s business operations can interfere with our processing of contract transactions (including the processing of orders from our website), impact our ability to calculate annuity unit values, or cause other operational issues.

Item 10. Benefits Available (N-4) [Text Block]
BENEFITS AVAILABLE UNDER THE CONTRACT
There are no optional benefits associated with the Contract.
The following table summarizes information about benefits available under the Contract.

Summary of Benefits
Name of Benefit	Purpose	Standard/Optional	Maximum Fee	Brief Description of Restrictions/Limitations

Transfers	You may transfer all or part of future annuity payments from the fixed account and between the investment accounts.	Optional	None
•
Subject generally to a minimum amount of $100.
•
Transfers from the fixed account are permanent and limited by additional rules, which are discussed above under “Changing Investment Accounts and Income Change Methods”.
•
Transfers from each investment account cannot be made more frequently than once per calendar quarter.
•
Transfers are subject to our “Transfer Policies Regarding Market Timing and Frequent Trading”.

Benefits Available [Table Text Block]
The following table summarizes information about benefits available under the Contract.

Summary of Benefits
Name of Benefit	Purpose	Standard/Optional	Maximum Fee	Brief Description of Restrictions/Limitations

Transfers	You may transfer all or part of future annuity payments from the fixed account and between the investment accounts.	Optional	None
•
Subject generally to a minimum amount of $100.
•
Transfers from the fixed account are permanent and limited by additional rules, which are discussed above under “Changing Investment Accounts and Income Change Methods”.
•
Transfers from each investment account cannot be made more frequently than once per calendar quarter.
•
Transfers are subject to our “Transfer Policies Regarding Market Timing and Frequent Trading”.

Name of Benefit [Text Block]	Transfers
Purpose of Benefit [Text Block]	You may transfer all or part of future annuity payments from the fixed account and between the investment accounts.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
•
Subject generally to a minimum amount of $100.
•
Transfers from the fixed account are permanent and limited by additional rules, which are discussed above under “Changing Investment Accounts and Income Change Methods”.
•
Transfers from each investment account cannot be made more frequently than once per calendar quarter.
•
Transfers are subject to our “Transfer Policies Regarding Market Timing and Frequent Trading”.

Name of Benefit [Text Block]	Transfers
Item 17. Portfolio Companies (N-4) [Text Block]

APPENDIX

Appendix A—Funds Available Under the Contract
The following is a list of Funds available under the Contract. Each of the Funds listed is available to you as an investment option without a restriction, unless indicated otherwise below. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://vpx.broadridge.com/GetContract1.asp?cid=tiaavpx&fid=NRVA01516. You can also request this information at no cost by calling 800
842-2252.
The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Type	Fund Name and Adviser/Subadviser	Current Expenses		Average Annual Total Returns (12/31/23)
				1 year	5 years	10 Years
Equity	Nuveen Life Growth Equity Fund—Teachers Advisors, LLC, an indirect subsidiary of TIAA. 1	0.52	%*	46.42%	16.51%	13.29%
Equity	Nuveen Life Core Equity Fund—Teachers Advisors, LLC, an indirect subsidiary of TIAA. 1	0.52	%*	32.93%	15.18%	11.25%
Equity	Nuveen Life International Equity Fund—Teachers Advisors, LLC, an indirect subsidiary of TIAA. 1	0.60	%*	16.41%	8.82%	3.63%
Equity	Nuveen Life Large Cap Value Fund—T eachers Advisors, LLC, an indirect subsidiary of TIAA. 1	0.52	%*	14.30%	12.51%	7.89%
Equity	Nuveen Life Small Cap Equity Fund—Teachers Advisors, LLC, an indirect subsidiary of TIAA. 1	0.53	%*	18.65%	11.75%	8.46%
Index	Nuveen Life Stock Index Fund—Teachers Advisors, LLC, an indirect subsidiary of TIAA. 1	0.08%		25.91%	15.09%	11.41%
Specialty	Nuveen Life Real Estate Securities Select Fund—Teachers Advisors, LLC, an indirect subsidiary of TIAA. 1	0.57	%*	12.01%	8.21%	8.32%
Specialty	Nuveen Life Large Cap Responsibility Equity Fund—Teachers Advisors, LLC, an indirect subsidiary of TIAA. 1	0.22	%*	22.41%	15.00%	10.90%

*	The Fund’s annual expenses reflect a temporary fee reduction. Please refer to the Fund Prospectus for additional information.

1 .	On May 1, 2024, each individual TIAA-CREF Life fund is renamed as ‘Nuveen’, the name of TIAA’s global asset manager. For more information please review the Nuveen Life Fund Prospectus.

Prospectuses Available [Text Block]
The following is a list of Funds available under the Contract. Each of the Funds listed is available to you as an investment option without a restriction, unless indicated otherwise below. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://vpx.broadridge.com/GetContract1.asp?cid=tiaavpx&fid=NRVA01516. You can also request this information at no cost by calling 800
842-2252.

Portfolio Companies [Table Text Block]
The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Type	Fund Name and Adviser/Subadviser	Current Expenses		Average Annual Total Returns (12/31/23)
				1 year	5 years	10 Years
Equity	Nuveen Life Growth Equity Fund—Teachers Advisors, LLC, an indirect subsidiary of TIAA. 1	0.52	%*	46.42%	16.51%	13.29%
Equity	Nuveen Life Core Equity Fund—Teachers Advisors, LLC, an indirect subsidiary of TIAA. 1	0.52	%*	32.93%	15.18%	11.25%
Equity	Nuveen Life International Equity Fund—Teachers Advisors, LLC, an indirect subsidiary of TIAA. 1	0.60	%*	16.41%	8.82%	3.63%
Equity	Nuveen Life Large Cap Value Fund—T eachers Advisors, LLC, an indirect subsidiary of TIAA. 1	0.52	%*	14.30%	12.51%	7.89%
Equity	Nuveen Life Small Cap Equity Fund—Teachers Advisors, LLC, an indirect subsidiary of TIAA. 1	0.53	%*	18.65%	11.75%	8.46%
Index	Nuveen Life Stock Index Fund—Teachers Advisors, LLC, an indirect subsidiary of TIAA. 1	0.08%		25.91%	15.09%	11.41%
Specialty	Nuveen Life Real Estate Securities Select Fund—Teachers Advisors, LLC, an indirect subsidiary of TIAA. 1	0.57	%*	12.01%	8.21%	8.32%
Specialty	Nuveen Life Large Cap Responsibility Equity Fund—Teachers Advisors, LLC, an indirect subsidiary of TIAA. 1	0.22	%*	22.41%	15.00%	10.90%

*	The Fund’s annual expenses reflect a temporary fee reduction. Please refer to the Fund Prospectus for additional information.

1 .	On May 1, 2024, each individual TIAA-CREF Life fund is renamed as ‘Nuveen’, the name of TIAA’s global asset manager. For more information please review the Nuveen Life Fund Prospectus.

Risk of Loss [Member]
Prospectus:
Risk [Text Block]	• You can lose money by investing in your Contract, including loss of principal.
Principal Risk [Text Block]
Risk of Loss.
The Contract is subject to market risk (the risk that your investments and income payments may decline in value or underperform your expectations). As a result, you can lose money by investing in the Contract, including loss of principal. An investment in the Contract is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	• The Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
Principal Risk [Text Block]
Not a Short-Term Investment.
This Contract is not appropriate as a short-term investment. It is also not appropriate for an investor who needs ready access to cash, since as a single premium annuity there is no accumulation phase. Generally, there is no opportunity to withdraw from your account value other than through selecting an income option or under, certain circumstances, opting for a commuted value lump sum payout under a guaranteed period annuity or fixed-period annuity (see, below “Receiving a
Lump-Sum
Payment”). The Contract is intended to provide income for a specific time period or for the life of an annuitant. The benefits of tax deferral also mean the Contract is more beneficial to investors with a long time horizon.

Investment Options Risk [Member]
Prospectus:
Risk [Text Block]
•
   An investment in the Contract is subject to the risk of poor investment performance. Performance can vary depending on the performance of the investment options that you choose under the Contract (e.g., underlying funds).

•
   Each investment option (including any fixed account investment option) has its own unique risks.

•
   You should review the investment options before making an investment decision.

Principal Risk [Text Block]
Investment Risk.
As with all variable annuities, an investment in the Contract is subject to the risk of poor investment performance of the underlying funds. Performance can vary depending on the performance of the underlying funds you selected available under the Contract. You bear the risk of any decline in the account balance of your Contract resulting from the performance of the underlying funds you have chosen. Your account value could decline significantly, and there is a risk of loss of the entire amount invested. You should review these investment options before making an investment decision.
Each investment option will have its own unique risks. We do not provide any investment advice and do not recommend or endorse any particular underlying fund. We do not guarantee the investment performance of the separate account or the underlying funds, and you bear the entire investment risk. Information regarding the Funds available under your Contract is provided below in this prospectus and in “Appendix A—Funds Available Under The Contract”.

Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]
•
   An investment in the Contract is subject to risks related to TIAA Life, and any obligations, guarantees or benefits of the Contract are subject to TIAA Life’s claims-paying ability. More information about TIAA Life, including its financial strength ratings, is available upon request by visiting our website at: tiaa.org/public/.

Principal Risk [Text Block]
Risks Associated with TIAA Life.
An investment in the Contract is subject to risks related to TIAA Life and any obligations, guarantees or benefits of the Contract are subject to TIAA Life’s financial strength and claims-paying ability. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet the contractual obligations of our general account. In order to meet our claims-paying obligations, we monitor our reserves so that we hold amounts required under state law to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product. Information about TIAA Life, including its financial strength ratings is available by visiting our website at tiaa.org/public/.

Possible Adverse Tax Consequences [Member]
Prospectus:
Principal Risk [Text Block]
Possible Adverse Tax Consequences.
Tax considerations associated with the Contract can vary and can be complicated. Adverse tax consequences may result if contributions, distributions, and other transactions with respect to the contract are not made or effected in compliance with the law. We cannot provide detailed information on all tax aspects of the Contract. Moreover, the tax aspects that apply to a particular person’s Contract may vary depending on the facts applicable to that person and state of residence. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. We cannot predict what, if any, legislation will be proposed or enacted. Before making contributions to your Contract or taking other action related to your Contract, you should consult with a qualified tax advisor to determine the tax implications of an investment in, and payments received under, the Contract.

Risks Related to Cybersecurity and Other Business Continuity Risks [Member]
Prospectus:
Principal Risk [Text Block]
Risks Related to Cybersecurity and Other Business Continuity Risks.
With the increased use of connected technologies such as the Internet to conduct business, the Separate Account and its service providers (including, but not limited to, TIAA, TC Services, and financial intermediaries) are susceptible to cybersecurity risks. In general, cybersecurity attacks can result from infection by computer viruses or other malicious software or from deliberate actions or unintentional events, including gaining unauthorized access through “hacking” or other means to digital systems, networks, or devices that are used to service the Separate Account’s operations in order to misappropriate assets or sensitive information, corrupt data, or cause operational disruption. Cybersecurity attacks can also be carried out in a manner that does not require gaining unauthorized access, including by carrying out a
“denial-of-
service” attack on the Separate Account or its service providers. In addition, authorized persons could inadvertently or intentionally release and possibly destroy confidential or proprietary information stored on the Separate Account’s systems or the systems of its service providers.
Cybersecurity failures by us or any of our service providers, the Underlying Funds, or the issuers of securities in which the Underlying Funds invest, have the ability to result in disruptions and to impact business operations, and may adversely affect the Separate Account and the value of your Accumulation Units. Such disruptions or impacts may result in: financial losses, interference with our processing of contract transactions, including the processing of orders from TIAA’s website or with the Underlying Funds; interfere with the Separate Account’s ability to calculate unit values; barriers to trading and order processing; your inability to transact business with us; violations of applicable federal and state privacy or other laws, regulatory fines, litigation, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. The Separate Account and its service providers may also maintain sensitive information (including relating to personally identifiable information of investors) and a cybersecurity breach may cause such information to be lost, improperly accessed, used or disclosed. The Separate Account may incur additional, incremental costs to prevent and mitigate the risks of cybersecurity attacks or incidents in the future. The Separate Account and its contract owners could be negatively impacted by such cybersecurity attacks or incidents. Although the Separate Account has established business continuity plans and risk-based processes and controls to address such cybersecurity risks, there are inherent limitations in such plans and systems in part due to the evolving nature of technology and cybersecurity attack tactics. As a result, it is possible that the Separate Account or the Separate Account’s service providers will not be able to adequately identify or prepare for all cybersecurity attacks. In addition, the Separate Account cannot directly control the cybersecurity plans or systems implemented by its service providers.
In early November 2023, Infosys McCamish Systems LLC (“IMS”)—a TIAA and TIAA Life administrative support service provider—experienced a systems outage due to a cybersecurity incident in which an unauthorized party gained access to its systems and data. The outage caused the temporary suspension of our ability to process contract transactions and the shutdown of our self-service online systems. Our ability to process contract transactions was restored on December 8, 2023, and our self-service online systems were restored later in the month. Upon learning of the attack, we took immediate action to disconnect our systems from IMS to protect our environment from potential threat and the appropriate regulatory authorities were notified. Throughout this time period, unit values for the Separate Account continued to be calculated. Prior to restoring our operations, TIAA received confirmation that the IMS environment was clean from malware. After transaction processing was restored, pending contract transactions were processed as of the date on which they were received in good order. IMS continues to investigate the attack, including the extent to which personal information may have been improperly accessed or otherwise compromised. We remain in regular contact with IMS as this investigation continues and have sent voluntary notices to potentially impacted individuals informing them that IMS has offered them identity theft protection services. We do not believe that this incident will have any future impact on our administration of the Contract.
Other disruptive events, including, but not limited to, natural disasters, terrorism, or public health or pandemic crises (such as the
COVID-19
pandemic from late
2019-mid-2022),
may adversely affect our ability to conduct
business. Such adverse effects may include the inability of TIAA’s employees, or the employees of its affiliates and service providers, to perform their responsibilities as a result of any such event. Any resulting disruptions to the Separate Account’s business operations can interfere with our processing of contract transactions (including the processing of orders from our website), impact our ability to calculate annuity unit values, or cause other operational issues.

C000013875 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nuveen Life Growth Equity Fund
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC, an indirect subsidiary of TIAA.	[4]
Current Expenses [Percent]	0.52%	[5]
Average Annual Total Returns, 1 Year [Percent]	46.42%
Average Annual Total Returns, 5 Years [Percent]	16.51%
Average Annual Total Returns, 10 Years [Percent]	13.29%
Nuveen Life Core Equity Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nuveen Life Core Equity Fund
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC, an indirect subsidiary of TIAA.	[4]
Current Expenses [Percent]	0.52%	[5]
Average Annual Total Returns, 1 Year [Percent]	32.93%
Average Annual Total Returns, 5 Years [Percent]	15.18%
Average Annual Total Returns, 10 Years [Percent]	11.25%
C000013878 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nuveen Life International Equity Fund
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC, an indirect subsidiary of TIAA.	[4]
Current Expenses [Percent]	0.60%	[5]
Average Annual Total Returns, 1 Year [Percent]	16.41%
Average Annual Total Returns, 5 Years [Percent]	8.82%
Average Annual Total Returns, 10 Years [Percent]	3.63%
C000013879 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nuveen Life Large Cap Value Fund
Portfolio Company Adviser [Text Block]	T eachers Advisors, LLC, an indirect subsidiary of TIAA.	[4]
Current Expenses [Percent]	0.52%	[5]
Average Annual Total Returns, 1 Year [Percent]	14.30%
Average Annual Total Returns, 5 Years [Percent]	12.51%
Average Annual Total Returns, 10 Years [Percent]	7.89%
C000013880 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nuveen Life Small Cap Equity Fund
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC, an indirect subsidiary of TIAA.	[4]
Current Expenses [Percent]	0.53%	[5]
Average Annual Total Returns, 1 Year [Percent]	18.65%
Average Annual Total Returns, 5 Years [Percent]	11.75%
Average Annual Total Returns, 10 Years [Percent]	8.46%
C000013881 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Index
Portfolio Company Name [Text Block]	Nuveen Life Stock Index Fund
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC, an indirect subsidiary of TIAA.	[4]
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	25.91%
Average Annual Total Returns, 5 Years [Percent]	15.09%
Average Annual Total Returns, 10 Years [Percent]	11.41%
C000013883 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Nuveen Life Real Estate Securities Select Fund
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC, an indirect subsidiary of TIAA.	[4]
Current Expenses [Percent]	0.57%	[5]
Average Annual Total Returns, 1 Year [Percent]	12.01%
Average Annual Total Returns, 5 Years [Percent]	8.21%
Average Annual Total Returns, 10 Years [Percent]	8.32%
C000013882 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Nuveen Life Large Cap Responsibility Equity Fund
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC, an indirect subsidiary of TIAA.	[4]
Current Expenses [Percent]	0.22%	[5]
Average Annual Total Returns, 1 Year [Percent]	22.41%
Average Annual Total Returns, 5 Years [Percent]	15.00%
Average Annual Total Returns, 10 Years [Percent]	10.90%
Base Contract Expenses without waiver [Member]
Prospectus:
Base Contract Expense (of Average Account Value), Current [Percent]	1.20%
Base Contract Expenses with waiver [Member]
Prospectus:
Base Contract Expense (of Average Account Value), Current [Percent]	0.60%	[6]
Base Contract Expense, Footnotes [Text Block]	TIAA Life has waived 0.60% of the Mortality and Expense Risk Charge, which reduces the Total Annual Base Contract Expenses to 0.60%. TIAA Life will provide at least three months’ notice to you before it raises these charges above 0.60%.
Expenses that are deducted from fund assets, including management fees, distribution andor service (12b1) fees and other expenses (before fee waiver expense reimbursements) [Member]
Prospectus:
Portfolio Company Expenses [Text Block]	Expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses (before fee waiver/expense reimbursements)
Portfolio Company Expenses Minimum [Percent]	0.08%
Portfolio Company Expenses Maximum [Percent]	0.65%
Expenses that are deducted from fund assets, including management fees, distribution andor service (12b1) fees and other expenses (after fee waiver expense reimbursements) [Member]
Prospectus:
Portfolio Company Expenses [Text Block]	Expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses (after fee waiver/expense reimbursements 1 )
Portfolio Company Expenses Minimum [Percent]	0.08%	[7]
Portfolio Company Expenses Maximum [Percent]	0.60%	[7]
Portfolio Company Expenses, Footnotes [Text Block]	Certain Funds, including the Fund with the maximum total annual fund operating expenses (before fee waiver/expense reimbursements), are subject to an expense reimbursement arrangement between such Fund and the investment adviser, which is expected to continue until at least April 30, 2025.
Lifetime Income with 10 Year Guarantee Period [Member]
Prospectus:
Annuitized Expense, 1 Year, Maximum [Dollars]	$ 1,845	[8],[9]
Annuitized Expense, 1 Year, Minimum [Dollars]	1,312	[8],[9]
Annuitized Expense, 3 Years, Maximum [Dollars]	5,315	[8],[9]
Annuitized Expense, 3 Years, Minimum [Dollars]	3,800	[8],[9]
Annuitized Expense, 5 Years, Maximum [Dollars]	8,482	[8],[9]
Annuitized Expense, 5 Years, Minimum [Dollars]	6,097	[8],[9]
Annuitized Expense, 10 Years, Maximum [Dollars]	15,001	[8],[9]
Annuitized Expense, 10 Years, Minimum [Dollars]	10,920	[8],[9]
No Surrender Expense, 1 Year, Maximum [Dollars]	1,845	[8],[9]
No Surrender Expense, 1 Year, Minimum [Dollars]	1,312	[8],[9]
No Surrender Expense, 3 Years, Maximum [Dollars]	5,315	[8],[9]
No Surrender Expense, 3 Years, Minimum [Dollars]	3,800	[8],[9]
No Surrender Expense, 5 Years, Maximum [Dollars]	8,482	[8],[9]
No Surrender Expense, 5 Years, Minimum [Dollars]	6,097	[8],[9]
No Surrender Expense, 10 Years, Maximum [Dollars]	15,001	[8],[9]
No Surrender Expense, 10 Years, Minimum [Dollars]	10,920	[8],[9]
Lifetime Income with 20 Year Guarantee Period [Member]
Prospectus:
Annuitized Expense, 1 Year, Maximum [Dollars]	1,845	[8],[9]
Annuitized Expense, 1 Year, Minimum [Dollars]	1,312	[8],[9]
Annuitized Expense, 3 Years, Maximum [Dollars]	5,350	[8],[9]
Annuitized Expense, 3 Years, Minimum [Dollars]	3,825	[8],[9]
Annuitized Expense, 5 Years, Maximum [Dollars]	8,600	[8],[9]
Annuitized Expense, 5 Years, Minimum [Dollars]	6,182	[8],[9]
Annuitized Expense, 10 Years, Maximum [Dollars]	15,554	[8],[9]
Annuitized Expense, 10 Years, Minimum [Dollars]	11,324	[8],[9]
No Surrender Expense, 1 Year, Maximum [Dollars]	1,845	[8],[9]
No Surrender Expense, 1 Year, Minimum [Dollars]	1,312	[8],[9]
No Surrender Expense, 3 Years, Maximum [Dollars]	5,350	[8],[9]
No Surrender Expense, 3 Years, Minimum [Dollars]	3,825	[8],[9]
No Surrender Expense, 5 Years, Maximum [Dollars]	8,600	[8],[9]
No Surrender Expense, 5 Years, Minimum [Dollars]	6,182	[8],[9]
No Surrender Expense, 10 Years, Maximum [Dollars]	15,554	[8],[9]
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 11,324	[8],[9]

[1]	Deducted daily as a percentage of average account value.
[2]	As a percentage of net assets.
[3]	There are no optional benefits available under the Contract.
[4]	On May 1, 2024, each individual TIAA-CREF Life fund is renamed as ‘Nuveen’, the name of TIAA’s global asset manager. For more information please review the Nuveen Life Fund Prospectus.
[5]	The Fund’s annual expenses reflect a temporary fee reduction. Please refer to the Fund Prospectus for additional information.
[6]	TIAA Life has waived 0.60% of the Mortality and Expense Risk Charge, which reduces the Total Annual Base Contract Expenses to 0.60%. TIAA Life will provide at least three months’ notice to you before it raises these charges above 0.60%.
[7]	Certain Funds, including the Fund with the maximum total annual fund operating expenses (before fee waiver/expense reimbursements), are subject to an expense reimbursement arrangement between such Fund and the investment adviser, which is expected to continue until at least April 30, 2025.
[8]	A surrender option and optional benefits are not available under the Contract.
[9]	This Example used the maximum contractual Annual Base Contract Charge (administrative expense charge and mortality and expense risk charge) of 1.20%.